Revenue - Summary of Changes in Deferred Revenue (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	$ 1,613	$ 1,569
Increase in deferred revenue	603	448
Recognised as revenue	(491)	(405)
Exchange and other adjustments	(1)	1
Current	681	617
Non-current	1,043	996
Deferred revenue ending balance	1,724	1,613
At 31 December 2022	1,724	1,613
Loyalty programme [member]
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	1,292	1,245
Increase in deferred revenue	532	384
Recognised as revenue	(413)	(337)
Current	584	535
Non-current	827	757
Deferred revenue ending balance	1,411	1,292
At 31 December 2022	1,411	1,292
Other co-brand fees [member]
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	44	55
Recognised as revenue	(11)	(11)
Current	11	11
Non-current	22	33
Deferred revenue ending balance	33	44
At 31 December 2022	33	44
Application & re-licensing fees [member]
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	163	166
Increase in deferred revenue	27	19
Recognised as revenue	(23)	(22)
Current	23	21
Non-current	144	142
Deferred revenue ending balance	167	163
At 31 December 2022	167	163
Other [member]
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	114	103
Increase in deferred revenue	44	45
Recognised as revenue	(44)	(35)
Exchange and other adjustments	(1)	1
Current	63	50
Non-current	50	64
Deferred revenue ending balance	113	114
At 31 December 2022	$ 113	$ 114